CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Ordinary shares Series A and A-1 convertible preferred shares CNY	Ordinary shares Series B convertible preferred shares CNY	Ordinary shares Series C Preferred Shares CNY	Ordinary shares CNY	Treasury stock CNY	Preferred Shares Series A and A-1 convertible preferred shares CNY	Preferred Shares Series B convertible preferred shares CNY	Additional paid-in capital Series A and A-1 convertible preferred shares CNY	Additional paid-in capital Series B convertible preferred shares CNY	Additional paid-in capital Series C Preferred Shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Accumulated other comprehensive loss Series B convertible preferred shares CNY	Accumulated other comprehensive loss CNY	Warrants-C CNY	Accumulated Deficit CNY	Series A and A-1 convertible preferred shares	Series A convertible redeemable preferred shares	Series A-1 convertible preferred shares	Series B convertible preferred shares	Series C Preferred Shares CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011				163	(11,712)	255,850	126,417				5,025,325			(146,375)	15,327	(2,481,604)							2,783,391
Balance (in shares) at Dec. 31, 2011				1,211,469,630	(48,679,075)	191,894,000	84,786,405
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares				8							1,571,423												1,571,431
Issuance of ordinary shares (in shares)				63,117,901
Exercise of Warrants-C				11							424,589			891	(15,327)								410,164
Exercise of Warrants-C (in shares)				83,952,800
Preferred shares redemption value accretion											(1,587,454)												(1,587,454)
Share-based compensation					3,931						221,108												225,039
Share-based compensation (in shares)					10,595,589
Net loss																(1,729,473)							(1,729,473)
Foreign currency translation adjustment														(8,437)									(8,437)
Statutory reserves												1,838				(1,838)
Balance at Dec. 31, 2012				182	(7,781)	255,850	126,417				5,654,991	1,838		(153,921)	0	(4,212,915)							1,664,661
Balance (in shares) at Dec. 31, 2012				1,358,540,331	(38,083,486)	191,894,000	84,786,405
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares				14							2,720,062												2,720,076
Issuance of ordinary shares (in shares)				119,145,642	(9,960,005)
Preferred shares redemption value accretion											(2,435,366)												(2,435,366)
Conversion of preferred shares to ordinary shares		3					(38,176)		34,108				4,065
Conversion of preferred shares to ordinary shares (in shares)		25,247,161					(25,247,161)													(25,247,161)
Share-based compensation					7,781						253,392												261,173
Share-based compensation (in shares)					8,764,449
Net loss																(49,899)							(49,899)
Foreign currency translation adjustment														(141,986)									(141,986)
Fair value changes of available for sale securities														23,224									23,224
Non-cash marketing services contributed by certain shareholder											24,682												24,682
Statutory reserves												810				(810)
Balance at Dec. 31, 2013				199		255,850	88,241				6,251,869	2,648		(268,618)		(4,263,624)							2,066,565
Balance (in shares) at Dec. 31, 2013				1,502,933,134	(39,279,042)	191,894,000	59,539,244
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares				80							29,091,883												29,091,963
Issuance of ordinary shares (in shares)				657,292,997
Common Stock, Capital Value Reserved for Future Exercise of Share-based Awards				4	(4)
Common Stock, Capital Shares Reserved for Future Exercise of Share-based Awards ( in shares)				30,000,000	(30,000,000)
Preferred shares redemption value accretion											(7,957,640)												(7,957,640)
Conversion of preferred shares to ordinary shares	24	7	32			(255,850)	(88,241)	255,826	88,234	15,130,871											15,130,903
Conversion of preferred shares to ordinary shares (in shares)	191,894,000	59,539,244	258,316,305			(191,894,000)	(59,539,244)										(191,894,000)			(59,539,244)	(258,316,305)
Exercise of share options											20,593												20,593
Exercise of share options (in shares)					849,844
Share-based compensation				12							4,249,536												4,249,548
Share-based compensation (in shares)				93,780,970	6,390,905
Net loss																(4,996,358)						(805,266)	(4,996,358)
Foreign currency translation adjustment														(121,612)									(121,612)
Fair value changes of available for sale securities														14,105								2,273	14,105
Statutory reserves												12,361				(12,361)
Balance at Dec. 31, 2014				358	(4)						47,131,172	15,009		(376,125)		(9,272,343)						$ 6,043,592	37,498,067
Balance (in shares) at Dec. 31, 2014				2,793,756,650	(62,038,293)	0	0